Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,495,000
Previously Paid Amount	0.00
Total Fee Amount	841.28
Total Offset Amount	0.00
Net Fee	841.28
Narrative - Max Aggregate Offering Price	$ 5,495,000
Final Prospectus	true